Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000236355 [Member]
Shareholder Report [Line Items]
Fund Name	Argent Mid Cap ETF
Class Name	Argent Mid Cap ETF
Trading Symbol	AMID
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Argent Mid Cap ETF (the “Fund”) for the period of June 1, 2024 to November 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://argentetfs.com. You can also request this information by contacting us at (215) 330-4476.
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://argentetfs.com
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$28	0.52%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.52%
Net Assets	$ 98,138,353
Holdings Count | holding	43
Advisory Fees Paid, Amount	$ 191,443
Investment Company, Portfolio Turnover	4.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Industrials	29.0%
Information Technology	18.9%
Financials	17.0%
Consumer Discretionary	16.4%
Health Care	10.6%
Real Estate	4.6%
Energy	1.8%
Cash & Cash Equivalents	1.7%

TOP 10 HOLDINGS (as a % of Net Assets)
Copart, Inc.	3.8%
Fair Isaac Corp.	3.7%
Cintas Corp.	3.7%
Builders FirstSource, Inc.	3.4%
Fortinet, Inc.	3.3%
Houlihan Lokey, Inc.	3.2%
Victory Capital Holdings, Inc. - Class A	3.0%
CBIZ, Inc.	3.0%
LPL Financial Holdings, Inc.	2.9%
DR Horton, Inc.	2.9%